Taxation (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Taxation [Abstract]
Current tax expense (in Euro)	€ 30	€ 160
Deferred tax expense (in Euro)
Statutory tax rate	21.00%	21.00%
Corporate income tax rate	12.50%
Rate of applicable	25.00%